January 9, 2012
Via Electronic Transmission
Securities and Exchange Commission
100 F Street, NE
Washington, D.C., 20549

Re:	Pacific Life Funds (File Nos. 333-61366 and 811-10385) PL High Income Fund, PL Short Duration Income Fund, PL Strategic Income Fund
Dear Sir or Madam:
On behalf of Pacific Life Funds (the “Fund”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (XBRL) format that reflects the risk/return summary information included in the prospectus filed pursuant to Rule 497 on December 23, 2011 (accession number 0000950123-11-103933), to the Pacific Life Funds PL High Income Fund, PL Short Duration Income Fund, PL Strategic Income Fund Prospectus dated December 19, 2011.
If you have any questions or comments, please contact the undersigned at (949) 219-3391 or by e-mail at jglallande@pacificlife.com..
Sincerely,
/s/ J.G. Lallande
J.G. Lallande,
Counsel
cc: Robin Yonis, Fund Counsel
Anthony H. Zacharski, Esq., Dechert LLP